Statements of Cash Flows - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Cash flows from Operating Activities:
Net income	$ 9,169,605	$ 24,256,284
Adjustments to reconcile net income to net cash used in operating activities:
Income from investments held in Trust Account	(21,694)	(5,091,197)
Changes in fair value of warrant liability and sponsor loans	(11,431,645)	(21,332,800)
Fair value of Private Placement Warrants in excess of purchase price	886,420
Offering costs attributable to warrant liability	1,035,747
Changes in operating assets and liabilities:
Prepaid expenses	(720,467)	389,014
Due to related party	2,727	7,297
Accrued income taxes		485,207
Accounts payable and accrued expenses	224,438	(229,869)
Net cash used in operating activities	(854,869)	(1,516,064)
Cash flows from Investing Activities:
Cash withdrawn from Trust Account to pay taxes		822,658
Investment of cash in Trust Account	(351,900,000)
Net cash provided by investing activities	(351,900,000)	822,658
Cash flows from Financing Activities:
Proceeds from sale of Units, net of underwriters' discount	338,100,000
Proceeds from issuance of private placement warrants	9,400,000
Proceeds from issuance of sponsor loans	6,900,000
Proceeds from sale of common stock to initial shareholders	25,000
Proceeds from issuance of promissory note to related party	175,000
Payment of offering costs	(455,576)
Repayment of promissory note to related party	(175,000)
Net cash used in financing activities	353,969,424
Net change in cash	1,214,555	(693,406)
Cash, beginning of the period	0	1,214,555
Cash, end of the period	1,214,555	521,149
Non-cash financing transactions:
Increase in redemption value of shares subject to possible redemption		3,743,935
Initial classification of warrant liability	28,676,645
Deferred Underwriting Fee Payable	12,075,000
Offering costs included in accounts payable and accrued offering expenses	$ 85,000
Federal income tax paid		$ 510,000